Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Executive Compensation Clawback Policy.  Under Blue Dolphin's Clawback Policy, in the event Blue Dolphin is required to prepare an accounting restatement of its financial statements due to a material noncompliance with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, the Board will require reimbursement or forfeiture of any excess Incentive Compensation (as defined within the policy) received by any Covered Executive (as defined within the policy) during the three (3) completed fiscal years immediately preceding the date on which Blue Dolphin is required to prepare an accounting restatement. A copy of our Clawback Policy, which was adopted by the Board in March 2025, was filed as Exhibit 97.01 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.